Deconsolidation (Tables)	12 Months Ended
Dec. 31, 2022
Deconsolidation [Abstract]
Schedule of fair value of the operations
	RMB	USD
Consideration received	40,975	6,427
Fair value of retained noncontrolling interest (49%)	1,003,886	157,455
Carrying value of noncontrolling interest	1,426,158	223,687
	2,471,019	387,568
Less: ICinit’s book value	(3,361,955)	(527,308)
Exchange rate difference	(10,590)	—
Loss on deconsolidation	(901,526)	(139,739)

Schedule of net assets
December 31, 2022
RMB
Total current assets	13,370,652
Total other assets	25,022
Total assets	13,395,674
Total current liabilities	22,402,087
Total net assets	(9,006,413)
Noncontrolling interests	53,661
Total consideration	—
Total gain on disposal	8,952,752